Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Jun. 30, 2024	Jun. 30, 2028	Jun. 30, 2033
Pinnacle Value Fund
Average Annual Return [Line Items]
Average Annual Return, Percent	19.50%	10.63%	5.45%
Russell 2000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent	10.06%	6.94%	7.00%